Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories
	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Finished goods	$7,680,083	$7,174,716	$239,877
Work in process	3,195,478	2,952,182	98,702
Raw materials	23,250,801	20,996,346	701,984
Supplies	1,892,194	2,229,576	74,543
Raw materials and supplies in transit	608,895	530,930	17,751

	$36,627,451	$33,883,750	$1,132,857